Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income/(Loss)
Net Income / (Loss)	$ (132,336)	$ 95,298	$ 134,761
Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	0	3,272	(5,495)
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)	(21,523)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0
Actuarial gains/(losses)	(637)	(942)	424
Other Comprehensive income/ (loss)	23,301	9,596	(26,594)
Total Comprehensive income / (loss)	$ (109,035)	$ 104,894	$ 108,167